Equity Investments in Subsidiaries, Associates and Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Summary of Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.22	12.31.21	12.31.22	12.31.21
Agri Tech Investments Argentina S.A.U.	199,937	—	100.00%	—%
Agri Tech Investments LLC	199,997,240	—	100.00%	—%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Cobranzas Regionales S.A.	3,910,000	3,910,000	100.00%	100.00%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,308	71,309	99.99%	99.99%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	1,830,887	1,830,883	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
IGAM LLC	3,503,311,179	1,054,629,498	100.00%	100.00%
INVIU S.A.U.	2,469,146	2,469,146	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.U.	40,000,000	40,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	1,012,567,500	100.00%	100.00%
Ondara S.A. (liquidated) (*)	—	25,776,101	—%	100.00%
Sudamericana Holding S.A.	185,653	185,653	100.00%	100.00%
Tarjeta Naranja S.A.U.	2,824	2,824	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Well Assistance S.A.U.	100,000	—	100.00%	—%
(*)    It was liquidated in November 2022. Prior to its liquidation, it was consolidated.

Summary of Balances of Subsidiaries, According to the IFRS-based Accounting Framework
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.22
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	296,194	79,762	216,432	6,210
Agri Tech Investments LLC	216,499	—	216,499	6,216
Banco de Galicia y Buenos Aires S.A.U.	2,932,291,913	2,430,794,753	501,497,160	40,671,799
Cobranzas Regionales S.A.	4,046,562	820,996	3,225,566	(3,501,944)
Galicia Asset Management S.A.U.	7,297,059	2,642,498	4,654,561	6,124,754
Galicia Broker Asesores de Seguros S.A. (**)	387,673	163,688	223,985	59,036
Galicia Retiro Compañía de Seguros S.A.U. (**)	1,207,605	980,607	226,998	48,755
Galicia Securities S.A.U.	5,292,091	3,283,461	2,008,630	1,439,482
Galicia Seguros S.A.U. (**)	11,773,217	7,184,143	4,589,074	2,434,613
Galicia Warrants S.A.	1,887,739	626,158	1,261,581	86,921
IGAM LLC	2,545,068	492	2,544,576	(2,513,422)
INVIU S.A.U.	5,383,829	3,074,547	2,309,282	(2,408,315)
INVIU Uruguay Agente de Valores S.A.U.	4,247,005	4,157,659	89,346	(77,468)
Naranja Digital Compañía Financiera S.A.U.	32,306,077	28,807,683	3,498,394	(2,984,532)
Sudamericana Holding S.A. (**)	5,251,647	14,180	5,237,467	2,466,679
Tarjeta Naranja S.A.U.	413,816,982	338,178,934	75,638,048	9,427,840
Tarjetas Regionales S.A.	85,428,050	7,343	85,420,707	1,098,345
Well Assistance S.A.U.	100,000	—	100,000	—
____________________
(*)    Income attributable to the shareholders of the parent.
(**)    Net income for the twelve-month period ended December 31, 2022.

	12.31.21
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Banco de Galicia y Buenos Aires S.A.U.	2,874,136,521	2,383,075,691	491,060,830	44,670,220
Cobranzas Regionales S.A.	8,727,298	5,926,086	2,801,212	(2,673,186)
Galicia Asset Management S.A.U.	5,442,730	1,825,639	3,617,091	4,154,718
Galicia Broker Asesores de Seguros S.A. (**)	167,273	59,241	108,032	104,035
Galicia Retiro Compañía de Seguros S.A.U. (**)	1,347,947	1,074,232	273,715	(50,636)
Galicia Securities S.A.U.	8,248,993	6,942,828	1,306,165	894,177
Galicia Seguros S.A.U. (**)	12,906,998	8,390,116	4,516,882	2,415,560
Galicia Warrants S.A.	1,987,896	612,623	1,375,273	25,191
IGAM LLC	1,315,372	561	1,314,811	(2,241,205)
INVIU S.A.U.	3,499,594	2,525,129	974,465	(1,812,578)
INVIU Uruguay Agente de Valores S.A.U.	148,481	8,236	140,245	(55,261)
Naranja Digital Compañía Financiera S.A.U.	2,562,621	176,077	2,386,544	(1,715,976)
Ondara S.A. (liquidated) (***)	66,489	27	66,462	(26,527)
Sudamericana Holding S.A. (**)	5,343,233	21,965	5,321,268	2,333,182
Tarjeta Naranja S.A.U.	377,420,013	301,058,664	76,361,349	17,704,408
Tarjetas Regionales S.A.	87,291,816	10,449	87,281,367	12,122,798
____________________
(*) Income attributable to the shareholders of the parent.
(**)    Net income for the twelve-month period ended December 31, 2021.
(***) It was liquidated in November 2022. Prior to its liquidation, it was consolidated.

Summary of investments in asociates

Company	Equity Investment %	Place of Business	12.31.22	12.31.21
Play Digital S.A.	13.61%	CABA	666,769	329,876
The movements of such investment are as follows:

Company	12.31.21	Contributions (1)	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.22
Play Digital S.A.	329,876	750,396	27,001	(440,504)	666,769
(1)Banco Galicia has made new contributions after the closing.

Company	12.31.20	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.21
Play Digital S.A.	262,098	407,369	(88,012)	(251,579)	329,876
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	4,321,080	446,741	3,874,339	(2,875,476)